DEBT AND CREDIT FACILITIES - Future repayments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Future repayments
2021	$ 22.3
2022	22.3
2023	22.3
2024	2,102.6
2025	548.5
Future repayments	$ 2,718.0